JPMorgan Corporate Bond Fund Average Annual Total Returns - R6 Shares [Member]	12 Months Ended	60 Months Ended	120 Months Ended
	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
BLOOMBERG US AGGREGATE INDEX(Reflects No Deduction for Fees, Expenses, or Taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent	7.30%	(0.36%)	2.01%
BLOOMBERG US CORPORATE INDEX(Reflects No Deduction for Fees, Expenses, or Taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent	7.77%	(0.09%)	3.27%
Class R6
Prospectus [Line Items]
Average Annual Return, Percent	8.00%	0.25%	3.64%
Class R6 | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	5.79%	(1.81%)	1.68%
Class R6 | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	4.69%	(0.67%)	1.98%